Nature of Business (Details Narrative) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	May 02, 2025 USD ($)	Apr. 30, 2025 $ / shares shares	Feb. 18, 2025 USD ($)	Apr. 30, 2024 USD ($) Integer	Oct. 02, 2023 USD ($) $ / shares	Aug. 10, 2023 USD ($) shares	Oct. 31, 2023 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Apr. 15, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Jan. 01, 2025 USD ($)	Dec. 31, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Cash, cash equivalents and restricted cash								$ 13,350	$ 4,320		$ 8,875	$ 12,127		$ 9,664
Accumulated deficit								289,924			279,549	249,504
Proceeds from issuance of equity								300			15,600
Proceeds from the exercise of stock options for common stock								279	7		76	179
Sale of stock, shares | shares						4,015,002
Net proceeds on sale of stock						$ 40,200					14,100
Proceeds from the issuance of debt				$ 25,000				$ 10,000			$ 25,000
Number of debt increments available to be drawn | Integer				2
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Proceeds from private placement						$ 40,200
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Loan Facility [Member] | Secured Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Line of credit, maximum borrowing capacity				$ 50,000
Proceeds from the issuance of debt			$ 10,000	25,000						$ 10,000
Loan Facility [Member] | Secured Debt [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Line of credit, maximum borrowing capacity													$ 10,000
Proceeds from the issuance of debt			$ 10,000
Loan Facility June Thirty Two Thousand and Twenty Five [Member] | Secured Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Line of credit, maximum borrowing capacity				10,000
Loan Facility December Thirty One Two Thousand and Twenty Five [Member] | Secured Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Line of credit, maximum borrowing capacity				$ 15,000
Standby Equity Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, authorized amount					$ 30,000		$ 30,000	$ 30,000			$ 30,000
Sale of stock, shares | shares											2,290,377
Net proceeds on sale of stock											$ 14,100
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds on sale of stock											$ 1,000
Private Placement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares to be issued in transaction (in shares) | shares		5,500,000
Common stock, par value (in dollars per share) | $ / shares		$ 4.00
Proceeds from private placement	$ 22,000